Amounts due to directors (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts due to directors (Textual)
Amounts due to directors on which bears interest	$ 21,103	$ 47,136	$ 75,700
Fixed interest rate	24.00%	24.00%	6.96%